Restricted Net Assets	12 Months Ended
May 31, 2012
Restricted Net Assets
23.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs and VIE from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $159,253 and $177,194, of which $119,652 and $135,517 was attributed to the paid in capital and statutory reserves of the VIE and $39,601 and $41,677 was attributed to the paid in capital and statutory reserves of the WFOEs, as of May 31, 2011 and 2012, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIE’s revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.